Leases - Summary of right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 13,332	€ 13,308	[1]	€ 13,033
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	13,154	12,849
Laboratory equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		284
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	107	116
IT and telecommunication [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 71	€ 59

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities